Transfers of Receivables - Derivative Income and Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative expense/(income) related to securitization transactions [Abstract]
Derivative expense/(income)	$ 194	$ 157	$ (227)
Securitization Transactions [Member]
Derivative expense/(income) related to securitization transactions [Abstract]
Derivative expense/(income)	75	17	(60)
Securitization Transactions [Member] | Related to Variable Interest Entity - Not VIE [Member]
Derivative expense/(income) related to securitization transactions [Abstract]
Derivative expense/(income)	(5)	(11)	(6)
Securitization Transactions [Member] | Other, Not Variable Interest Entity Related [Member]
Derivative expense/(income) related to securitization transactions [Abstract]
Derivative expense/(income)	39	(2)	(16)
Securitization Transactions [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Derivative expense/(income) related to securitization transactions [Abstract]
Derivative expense/(income)	$ 41	$ 30	$ (38)